Condensed Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Stockholders' Deficit
Common stock, shares par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	475,000,000	475,000,000
Common stock, shares issued	329,396,652	329,396,652
Common stock, shares outstanding	329,396,652	329,396,652
Series A Convertible Preferred stock [Member]
Stockholders' Deficit
Preferred stock, shares par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	25,000,000	25,000,000
Preferred stock, shares issued	8,000,000	8,000,000
Preferred stock, shares outstanding	8,000,000	8,000,000